Financial Assets and Financial Liabilities - Summary of Future Minimum Lease Payments under Finance Leases Together with Present Value of Net Minimum Lease Payments (Detail) - RUB (₽)	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	₽ 9,738,000,000	₽ 11,000,000,000
Less amounts representing finance charges	(1,445,000,000)	(1,646,000,000)
Present value of finance lease liabilities	8,293,000,000	9,354,000,000
Total minimum lease payment	8,293,000,000	9,354,000,000
Current portion of finance lease liabilities	5,880,000,000	7,476,000,000
Non-current portion of finance lease liabilities	2,413,000,000	1,878,000,000
Payable in 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	6,849,000,000	8,700,000,000
Present value of finance lease liabilities	5,880,000,000	7,476,000,000
Total minimum lease payment	5,880,000,000	7,476,000,000
Payable in 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	908,000,000	633,000,000
Present value of finance lease liabilities	702,000,000	457,000,000
Total minimum lease payment	702,000,000	457,000,000
Payable in 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	886,000,000	584,000,000
Present value of finance lease liabilities	751,000,000	458,000,000
Total minimum lease payment	751,000,000	458,000,000
Payable in 4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	745,000,000	557,000,000
Present value of finance lease liabilities	680,000,000	481,000,000
Total minimum lease payment	680,000,000	481,000,000
Payable in 5 years and thereafter [member]
Disclosure of finance lease and operating lease by lessee [line items]
Total minimum lease payment	350,000,000	526,000,000
Present value of finance lease liabilities	280,000,000	482,000,000
Total minimum lease payment	₽ 280,000,000	₽ 482,000,000